COLUMBIA FUNDS SERIES TRUST

Supplement dated December 29, 2011 to the

following Statement of Additional Information (the “SAI”) dated November 16, 2011, as supplemented

Columbia California Intermediate Municipal Bond Fund

Columbia Convertible Securities Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Large Cap Value Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

(each the “Fund”, collectively the “Funds”)

The SAI for each of the Funds set forth above is supplemented as follows:

A.	The section of the SAI entitled “TAXATION” is modified by adding the following as a new sub-section immediately following the existing sub-section entitled “Sales and Exchanges of Fund Shares”:

Cost Basis Reporting

Historically, each Fund has been required to report to shareholders and the IRS only gross proceeds on sales, redemptions or exchanges of Fund shares. The Funds are subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Funds (or the shareholder’s Selling Agent, if Fund shares are held through a Selling Agent) to provide the shareholders and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with a Fund, each Fund will calculate and report cost basis using the Fund’s default method of average cost, unless the shareholder instructs the Fund to use a different calculation method. A Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please visit the Funds’ website at www.columbiamanagement.com or contact the Funds at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If a shareholder retains Fund shares through a Selling Agent, he or she should contact their Selling Agent to learn about the Fund’s cost basis reporting default method and the reporting elections available to his or her account. The Funds do not recommend any particular method of determining cost basis. The shareholder should consult a tax advisor to determine which available cost basis method is best. When completing U.S. federal and state income tax returns, shareholders should carefully review the cost basis and other information provided and make any additional basis, holding period or other adjustments that may be required.

B.

Effective January 1, 2012, Paul F. Fuchs is added as a co-manager of Columbia California Intermediate Municipal Bond Fund and Columbia Short Term Municipal Bond Fund. Accordingly, the following changes are hereby made to the SAI under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES – The Investment Adviser and Investment Advisory Services”:

1.	Effective January 1, 2012, the table under the heading “Portfolio Manager(s)” is modified by adding the following:

Portfolio Manager	Fund(s)
Paul F. Fuchs, CFA	California Intermediate Municipal Bond Fund Short Term Municipal Bond Fund

2.	Effective January 1, 2012, the table under the heading “Portfolio Manager(s) Information” is modified by adding the following to each of the Funds indicated below:

		Other Accounts Managed (excluding the Fund)			Dollar Range of Equity Securities	Structure of
					in the Fund	Compensation
Fund	Portfolio Manager	Number and Type of Account	Approximate Total Net Assets	Performance Based Accounts	Beneficially Owned	(described in the next sub-section)
For Funds with fiscal year ending March 31
California Intermediate Municipal Bond Fund	Paul F. Fuchs, CFA[2]	10 PIVs 3 other accounts	$1.58 billion $94 million	None	None	(1)
Short Term Municipal Bond Fund	Paul F. Fuchs, CFA[2]	10 PIVs 3 other accounts	$1.58 billion $94 million	None	None	(1)

2   Information provided as of September 30, 2011.

3.     Effective January 1, 2012, the table under the heading “Performance Benchmarks” is modified by adding the following:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Paul F. Fuchs, CFA	California Intermediate Municipal Bond Fund	Barclays Capital California 3-15 Year Blend Municipal Bond Index	Lipper California Intermediate Municipal Debt Funds Classification

	Short Term Municipal Bond Fund	Barclays Capital 1-3 Year Municipal Bond Index	Lipper Short Municipal Debt Funds Classification

Shareholders should retain this Supplement for future reference.

C-6518-5 A (12/11)

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